Commitments And Contingent Liabilities (Future Minimum Rental Commitments For Noncancelable Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Operating Leases, Future Minimum Rental Commitments For Noncancelable Leases:
Fiscal year ending March 31, 2015	¥ 85,660
Fiscal year ending March 31, 2016	71,855
Fiscal year ending March 31, 2017	63,872
Fiscal year ending March 31, 2018	59,021
Fiscal year ending March 31, 2019	53,614
Fiscal year ending March 31, 2020 and thereafter	390,208
Total minimum lease payment	724,230 [1]
Future commencement date of non-cancelable operating lease agreement entered into	2016-04
Total minimum lease payments under future non-cancelable operating lease agreements	30,247
Capitalized Leases, Future Minimum Rental Commitments For Noncancelable Leases:
Fiscal year ending March 31, 2015	7,640
Fiscal year ending March 31, 2016	4,561
Fiscal year ending March 31, 2017	3,271
Fiscal year ending March 31, 2018	1,640
Fiscal year ending March 31, 2019	893
Fiscal year ending March 31, 2020 and thereafter	4,642
Total minimum lease payment	22,647
Amount representing interest	(2,528)
Present value of minimum lease payments	¥ 20,119

[1]	One of MUFG's subsidiaries has entered into non-cancelable operating lease agreements which will commence in April, 2016. The total minimum lease payments of ¥30,247 million under these commitments have been included in the above.